Reverse Stock Split (Details)	0 Months Ended
Sep. 08, 2014
Convertible preferred stock
Convertible preferred stock and stockholders' equity
Reverse stock split conversion ratio	0.04347826
Common stock
Convertible preferred stock and stockholders' equity
Reverse stock split conversion ratio	0.04347826